EQUITY (Details Narrative) - USD ($)		1 Months Ended				3 Months Ended		6 Months Ended	12 Months Ended			61 Months Ended
	Jul. 02, 2021	Jun. 30, 2021	Mar. 31, 2021	Jan. 31, 2021	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2021	Apr. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Price Per Share	$ 7.00
Shares issued	1,910,000
Proceeds from Issuance or Sale of Equity	$ 11,820,000
Warrant exercisable description						The warrant is valued at approximately $520,000 based on the Black-Scholes options pricing model method with the following assumptions: 5 year expected term, 129% expected volatility, 0.87% risk-free rate and 0% expected dividend yield.
Loss on conversion of convertible notes						$ (279,730)			$ (515,464)
Proceeds from sale of common stock							10,820		346,010	7,000		$ 1,820,000
Stock issued during period value							$ 10,820		$ 346,010	$ 7,000
Legacy acquisition obligation						$ 750,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price						$ 7.11	$ 4.50		$ 4.66	$ 4.26
Options granted, fair value						610,000	400,000		2.94	2.70
Stock options exercise price per share						$ 2.14
General and administration expense						$ 779,729	$ 335,998		$ 2,220,811	$ 1,835,147
Common stock shares authorized		300,000,000				300,000,000		300,000,000	300,000,000	300,000,000		300,000,000
Common stock par value per share		$ 0.001				$ 0.001		$ 0.001	$ 0.001	$ 0.001		$ 0.001
Preferred stock shares authorized		20,000,000				20,000,000		20,000,000	20,000,000	20,000,000		20,000,000
Common stock shares issued		7,579,285				10,291,638		7,579,285	7,579,285	7,035,771		7,579,285
Common stock shares outstanding		7,579,285				10,291,638		7,579,285	7,579,285	7,035,771		7,579,285
Preferred stock shares issued		0				0		0	0	0		0
Preferred stock shares outstanding		0				0		0	0	0		0
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Price Per Share	$ 7.00
Shares issued	1,912,500
2016 Equity Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Stock available for issuance		5,260,000				5,640,000		5,260,000	5,260,000	910,000		5,260,000
Prepaid expenses		$ 58,000				$ 29,000		$ 58,000	$ 58,000	$ 170,000		$ 58,000
General and administration expense						29,000			116,000	116,000
Unrecognized compensation expense to employees and vendors		$ 1,500,000				$ 1,060,000.00	$ 1,190,000	$ 1,500,000	$ 1,500,000	$ 1,620,000		$ 1,500,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition						1 year 10 months 6 days	9 months 29 days		1 year 1 month 6 days	1 year 7 days
Stock options intrinsic value per share						$ 7.29	$ 4.50		$ 5.00	$ 4.50
2016 Equity Incentive Plan [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate number of common stock shares reserved for future issuance						10,000,000				5,000,000			10,000,000
To Satisfy Contingent Liabilities [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued						17,000			13,000	20,000
Stock issued during period value						$ 46,000			$ 67,000	$ 92,000
Legacy Acquisition Obligation [Member]
Subsidiary, Sale of Stock [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price						$ 2.00
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued							2,423		76,891	1,556
Stock issued during period value							$ 2		$ 77	$ 1
Common Stock [Member] | Acquisition [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued						77,000
Stock issued during period value						$ 750,000
Common Stock [Member] | Legacy Acquisition Obligation [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued						375,000
Convertible Notes Payable [Member]
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Price Per Share			$ 5.00							$ 4.50
Shares issued			44,000							45,000
Stock issued during period shares			295,000	300,000	295,000	324,150		300,000	332,000	295,000
Stock issued during period value			$ 192,000	$ 1,210,000				$ 1,210,000		$ 170,000
New Convertible Promissory Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued									74,000
Convertible Promissory Notes [Member] [Default Label]
Subsidiary, Sale of Stock [Line Items]
Shares issued										102,000
Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Price Per Share		$ 4.50				$ 7.00	$ 4.50	$ 4.50	$ 4.50			$ 4.50
Shares issued						1,910,000	2,400		76,900	1,600
Proceeds from sale of common stock						$ 11,820,000	$ 10,800		$ 346,000	$ 7,000
Vendors [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares for services						6,000	6,700		28,800	23,700
Share-based compensation expense						$ 65,000	$ 30,000		$ 134,400	$ 101,500
Unrecognized Share based compensation						$ 3,000	$ 15,000
Advisors [Member] | 2016 Equity Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Stock options granted during period value											$ 320,000
Stock options exercise price per share											$ 5.25
Stock based compensation description											three-year term, for potential services to be performed over a three-year
Stock options granted during period value											$ 310,000
Stock options exercise period											3 years
Employees [Member]
Subsidiary, Sale of Stock [Line Items]
Stock based compensation description									the share reserve will automatically increase on January 1 of each calendar year, for the period beginning on January 1, 2022 and ending on (and including) January 1, 2030 (each, an “Evergreen Date”) in an amount equal to five percent (5%) of the total number of shares of the Company’s common stock outstanding on December 31st immediately preceding the applicable Evergreen Date (the “Evergreen Increase”).
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Price Per Share						$ 7.00
Stock issued during period shares for services						87,500
Stock issued during period shares						324,150
Loss on conversion of convertible notes						$ 280,000
IPO [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued									1,910,000
Proceeds from sale of common stock									$ 11,820,000
IPO [Member] | Convertible Notes Payable [Member]
Subsidiary, Sale of Stock [Line Items]
Loss on conversion of convertible notes		$ 18,000	$ 262,000